Share Capital (Details) - Schedule of options granted - Black-Scholes option [Member]	12 Months Ended
Jun. 30, 2022
Share Capital (Details) - Schedule of options granted [Line Items]
Risk free interest rate	2.33%
Expected volatility	76.40%
Expected life of options in years	2.75
Estimated forfeiture rate	14.11%